Earnings (Loss) Per Share - Summary of Diluted Earnings Loss Per Share (Details) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Diluted earnings per share [abstract]
Profit (loss) used in the calculation of total diluted earnings (loss) per share	₩ (5,315,055)	₩ 1,991,347	₩ (2,345,517)
Weighted average number of common shares	641,964,077	641,964,077	641,964,077
Diluted weighted average number of shares	641,964,077	641,964,077	641,964,077
Diluted earnings (loss) per share	₩ (8,279)	₩ 3,102	₩ (3,654)